Business Acquisitions and Divestitures - Schedule of Recognized Identifies Assets Acquired and Liabilities Assumed (Details) € in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Jul. 01, 2022 USD ($)	Jul. 01, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Goodwill | $	$ 4,482			$ 4,656	$ 4,713
iSoftBet
Business Acquisition [Line Items]
Current assets			€ 18
Intangible assets		$ 58	59
Non-current assets			3
Total identifiable assets acquired			80
Current liabilities			(10)
Non-current liabilities			(22)
Total liabilities assumed			(31)
Net identifiable assets acquired			49
Goodwill			117
Total purchase price			€ 166